As filed with the Securities and Exchange Commission on November 25, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-04581

CORNERCAP GROUP OF FUNDS
The Peachtree, Suite 1700
1355 Peachtree Street NE
Atlanta, GA 30309

Zac Tackett
Apex Fund Services
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant’s telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: April 1, 2019 – September 30, 2019

ITEM 1. REPORT TO STOCKHOLDERS.

Table of Contents

Manager’s Report to Shareholders	1
CornerCap Balanced Fund	1
CornerCap Small-Cap Value Fund	3
CornerCap Large/Mid-Cap Value Fund	5
Fund Expenses	7
Schedule of Investments	9
CornerCap Balanced Fund	9
CornerCap Small-Cap Value Fund	16
CornerCap Large/Mid-Cap Value Fund	24
Statements of Assets and Liabilities	29
Statements of Operations	30
Statements of Changes in Net Assets	31
Financial Highlights	32
CornerCap Balanced Fund	32
CornerCap Small-Cap Value Fund	33
CornerCap Large/Mid-Cap Value Fund	35
Notes to Financial Statements	36
Additional Information	45

Manager’s Report to Shareholders (Unaudited)

September 30, 2019

CORNERCAP BALANCED FUND

Total Return

for the period ended September 30, 2019

	1 Year	5 Year	10 Year	Since Inception(a)	Gross Expense Ratio	Expense Ratio(b)
CornerCap Balanced Fund (c)	2.00%	4.43%	6.89%	5.62%	1.21%	1.01%
Combined 60% Russell 1000 Value, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index	6.11%	5.92%	8.26%	6.88%
Russell 1000 Value Index(d)	4.00%	7.79%	11.46%	7.85%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index(e)	8.17%	2.68%	3.05%	4.66%

Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance.

Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Call 888-813-8637 for month-end performance figures.

(a)	The Balanced Fund began operations May 24, 1997.
(b)	CornerCap Investment Counsel, Inc. (the “Adviser”) has entered into a contractual agreement with the Balanced Fund under which it has agreed to waive fees and reimburse the Balanced Fund, for “Total Annual Fund Operating Expenses” (exclusive of all taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.00%. To the extent the Balanced Fund incurs excluded expenses, the expense ratio will increase. The current contractual agreement cannot be terminated prior to August 1, 2020, without the Board of Trustees’ approval.
(c)	The Balanced Fund’s total returns include the reinvestment of dividend and capital gain distributions but have not been adjusted for any income taxes payable by shareholders on these distributions.
(d)	The Russell 1000® Value Index measures the performance of those companies out of the 1,000 largest U.S. companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values.

Semi-Annual Report | September 30, 2019	1

Manager’s Report to Shareholders (Unaudited)

September 30, 2019

(e)	The Barclays Capital U.S. Intermediate Government/Credit Index measures the general performance of fixed-income securities by tracking publicly issued U.S. Treasury and debt obligations (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities, and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies.

The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Sector Allocation as a Percentage of Total Investments at September 30, 2019*

*	These allocations may not reflect the current or future position of the portfolio.

2	www.cornercapfunds.com

Manager’s Report to Shareholders (Unaudited)

September 30, 2019

CORNERCAP SMALL-CAP VALUE FUND

Total Return

for the period ended September 30, 2019

	1 Year	5 Year	10 Year	Since Inception(a)	Expense Ratio
CornerCap Small-Cap Value Fund -- Investor Shares(b)	(4.13)%	8.60%	11.29%	9.39%	1.30%(c)
CornerCap Small-Cap Value Fund -- Institutional Shares(b)(d)	(3.85)%	8.86%	11.42%	9.44%	1.00%
Russell 2000 Value Index(e)	(8.24)%	7.17%	10.06%	10.34%
Russell 2000 Index(f)	(8.89)%	8.19%	11.19%	9.43%

Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance.

Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Call 888-813-8637 for month-end performance figures.

(a)	The Small-Cap Value Fund’s Investor Shares began operations on September 30, 1992 and the Institutional Shares began operations on December 29, 2015.
(b)	The Small-Cap Value Fund’s total returns include the reinvestment of dividend and capital gain distributions but have not been adjusted for any income taxes payable by shareholders on these distributions.
(c)	The total Annual Fund Operating Expenses (gross) are 1.30%. CornerCap Investment Counsel, Inc. (the “Adviser”) has entered into a contractual agreement with the Small-Cap Value Fund - Investor Shares under which it has agreed to waive fees and reimburse the Small-Cap Value Fund - Investor Shares for “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.30%. To the extent the Small-Cap Value Fund - Investor Shares incurs excluded expenses, the expense ratio will increase. The current contractual agreement cannot be terminated prior to August 1, 2020, without the Board of Trustees’ approval.
(d)	The Small-Cap Value Fund’s Institutional Shares performance for the 5-year, 10-year and since inception periods are blended average returns which include the returns of the Investor Shares prior to commencement of operations of the Institutional Shares.
(e)	The Russell 2000® Value Index measures the 2,000 smallest of the 3,000 largest U.S. Companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values.

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Manager’s Report to Shareholders (Unaudited)

September 30, 2019

(f)	The Russell 2000® Index is an index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Sector Allocation as a Percentage of Total Investments at September 30, 2019*

*	These allocations may not reflect the current or future position of the portfolio.

4	www.cornercapfunds.com

Manager’s Report to Shareholders (Unaudited)

September 30, 2019

CORNERCAP LARGE/MID-CAP VALUE FUND

Total Return
for the period ended September 30, 2019

	1 Year	5 Year	10 Year	Since Inception(a)	Gross Expense Ratio	Expense Ratio(b)
CornerCap Large/Mid-Cap Value Fund(c)	(0.23)%	5.61%	9.37%	3.67%	1.30%	1.00%
Russell 1000 Value Index(d)	4.00%	7.79%	11.46%	7.09%

Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance.

Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Call 888-813-8637 for month-end performance figures.

(a)	Effective July 29, 2010, the CornerCap Contrarian Fund changed its name to the CornerCap Large/Mid-Cap Value Fund. The CornerCap Large/Mid-Cap Value Fund maintains the same investment objective as the CornerCap Contrarian Fund: long-term capital appreciation. Prior to October 11, 2004, the CornerCap Contrarian Fund was known as the CornerCap Micro-Cap Fund. The performance figures include figures for the Cornerstone Micro-Cap Fund, L.P., which was a private, unregistered fund managed by CornerCap Investment Counsel, Inc. (the “Adviser”) that began operations in August 31, 1996 and transferred all its assets to the Micro-Cap Fund on July 27, 2000. The Cornerstone Micro-Cap Fund was managed by the same Adviser as the Micro-Cap Fund. It pursued the same objectives and employed the same strategies as the Micro-Cap Fund. As of December 11, 2004, the Fund’s strategy was changed to multi-cap contrarian.
(b)	The Adviser has contractually agreed to waive fees and reimburse the Large/Mid-Cap Value Fund, for “Total Annual Fund Operating Expenses” (exclusive of all taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.00%. The current contractual agreement cannot be terminated prior to August 1, 2020, without the Board of Trustees' approval.
(c)	The Large/Mid-Cap Value Fund’s total returns include the reinvestment of dividend and capital gain distributions but have not been adjusted for any income taxes payable by shareholders on these distributions.
(d)	The Russell 1000® Value Index measures the performance of those companies out of the 1,000 largest U.S. companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values.

Semi-Annual Report | September 30, 2019	5

Manager’s Report to Shareholders (Unaudited)

September 30, 2019

The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Sector Allocation as a Percentage of Total Investments at September 30, 2019*

*	These allocations may not reflect the current or future position of the portfolio.

6	www.cornercapfunds.com

Fund Expenses (Unaudited)

September 30, 2019

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including wire fees, redemption fees, and low balance fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 through September 30, 2019.

Actual Expenses – The first line under each Fund of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each Fund of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees, redemption fees, and low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semi-Annual Report | September 30, 2019	7

Fund Expenses (Unaudited)

September 30, 2019

	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period(a)
CornerCap Balanced Fund
Actual	$1,000.00	$1,028.34	$5.07
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.05
CornerCap Small-Cap Value Fund
Investor Shares
Actual	$1,000.00	$1,041.93	$6.64
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.56
Institutional Shares
Actual	$1,000.00	$1,043.35	$5.11
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.05
CornerCap Large/Mid-Cap Value Fund
Actual	$1,000.00	$1,030.90	$5.08
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.05

(a)	These calculations are based on the expenses incurred in the most recent fiscal half-year. The period’s annualized six-month expense ratio is 1.00% for CornerCap Balanced Fund, 1.30% for CornerCap Small-Cap Value Fund — Investor Shares, 1.00% for CornerCap Small-Cap Value Fund — Institutional Shares and 1.00% for CornerCap Large/Mid-Cap Value Fund, respectively. The dollar amounts shown as “Expenses Paid During Period” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (183), then divided by 366.

The expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, account maintenance fees or charges by processing organizations. The Funds do not charge any account maintenance fees or sales load, but do charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of an initial purchase of shares; provided, however, that the redemption fee will not apply if the shares to be redeemed are held in a retirement account subject to the Employee Retirement Income Security Act.

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Schedule of Investments

CornerCap Balanced Fund	September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCK (60.8%)
Aerospace & Defense (0.7%)
United Technologies Corp.	1,595	$217,749

Banks (5.2%)
Citigroup, Inc.	2,820	194,806
Citizens Financial Group, Inc.	4,910	173,667
Comerica, Inc.	2,355	155,406
Fifth Third Bancorp	6,235	170,714
Huntington Bancshares, Inc.	12,200	174,094
JPMorgan Chase & Co.	1,515	178,300
KeyCorp	9,500	169,480
Northern Trust Corp.	2,005	187,107
Wells Fargo & Co.	3,945	198,986
		1,602,560
Biotechnology (1.0%)
Alexion Pharmaceuticals, Inc. (a)	1,390	136,137
Biogen, Inc. (a)	775	180,435
		316,572
Building Materials (0.5%)
Masco Corp.	4,015	167,345

Chemicals (1.0%)
CF Industries Holdings, Inc.	3,380	166,296
Eastman Chemical Co.	2,120	156,520
		322,816
Commercial Services (2.1%)
Cisco Systems, Inc.	3,240	160,089
FleetCor Technologies, Inc. (a)	555	159,163
Paychex, Inc.	1,990	164,712
PayPal Holdings, Inc. (a)	1,520	157,457
		641,421
Computers (3.0%)
Accenture PLC, Class A	890	171,191
Alphabet, Inc., Class A (a)	155	189,277
DXC Technology Co.	2,755	81,272
Fortinet, Inc. (a)	2,185	167,721
Hewlett Packard Enterprise Co.	12,505	189,701
HP, Inc.	7,785	147,292
		946,454

The accompanying notes to financial statements are an integral part of these financial statements.

Semi-Annual Report | September 30, 2019	9

Schedule of Investments

CornerCap Balanced Fund	September 30, 2019 (Unaudited)

	Shares	Fair Value
Diversified Financial Services (3.4%)
Ameriprise Financial, Inc.	1,255	$184,610
Bank of America Corp.	5,765	168,165
BlackRock, Inc.	400	178,256
E*TRADE Financial Corp.	3,825	167,114
Synchrony Financial	5,520	188,177
The Charles Schwab Corp.	3,950	165,229
		1,051,551
Electric (2.4%)
Duke Energy Corp.	2,100	201,306
Evergy, Inc.	2,550	169,728
Pinnacle West Capital Corp.	1,810	175,697
Public Service Enterprise Group, Inc.	3,045	189,033
		735,764
Electrical Components & Equipment (0.6%)
Emerson Electric Co.	2,745	183,531

Electronics (1.1%)
Agilent Technologies, Inc.	2,120	162,456
Garmin, Ltd.	1,915	162,181
		324,637
Entertainment (0.6%)
Royal Caribbean Cruises, Ltd.	1,815	196,619

Food (2.2%)
General Mills, Inc.	3,040	167,565
The J.M. Smucker Co.	1,540	169,431
The Kroger Co.	7,450	192,061
Tyson Foods, Inc., Class A	1,690	145,576
		674,633
Forest Products & Paper (0.5%)
International Paper Co.	3,845	160,798

Healthcare Services (2.8%)
Anthem, Inc.	640	153,664
Centene Corp. (a)	3,225	139,514
Hologic, Inc. (a)	3,730	188,328
UnitedHealth Group, Inc.	770	167,336
Universal Health Services, Inc., Class B	1,395	207,506
		856,348
Insurance (3.2%)
Aflac, Inc.	3,250	170,040
Lincoln National Corp.	2,900	174,928

The accompanying notes to financial statements are an integral part of these financial statements.

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Schedule of Investments

CornerCap Balanced Fund	September 30, 2019 (Unaudited)

	Shares	Fair Value
Insurance (3.2%) (continued)
Principal Financial Group, Inc.	2,990	$170,849
Prudential Financial, Inc.	1,750	157,412
The Allstate Corp.	1,745	189,646
Unum Group	4,905	145,777
		1,008,652
Machinery-Diversified (0.6%)
Dover Corp.	1,890	188,168

Media (1.0%)
CBS Corp., Class B	3,865	156,030
Viacom, Inc., Class B	6,375	153,191
		309,221
Miscellaneous Manufacturing (2.2%)
3M Co.	985	161,934
Eaton Corp. PLC	1,995	165,884
Honeywell International, Inc.	1,020	172,584
Parker-Hannifin Corp.	970	175,192
		675,594
Oil & Gas (3.2%)
Chevron Corp.	1,625	192,725
Devon Energy Corp.	6,660	160,239
Marathon Oil Corp.	10,715	131,473
Occidental Petroleum Corp.	3,495	155,423
Phillips 66	1,720	176,128
Valero Energy Corp.	2,140	182,414
		998,402
Pharmaceuticals (4.0%)
AbbVie, Inc.	2,350	177,942
Bristol-Myers Squibb Co.	3,720	188,641
Eli Lilly & Co.	1,485	166,068
Johnson & Johnson	1,340	173,369
McKesson Corp.	1,225	167,408
Merck & Co., Inc.	2,550	214,659
Pfizer, Inc.	4,705	169,051
		1,257,138
Real Estate Investment Trusts (3.0%)
American Campus Communities, Inc. REIT	2,695	129,576
Boston Properties, Inc. REIT	740	95,948
Douglas Emmett, Inc. REIT	2,250	96,367
Duke Realty Corp. REIT	2,970	100,891
Equinix, Inc. REIT	195	112,476
Host Hotels & Resorts, Inc. REIT	5,500	95,095
Mid-America Apartment Communities, Inc. REIT	855	111,159

The accompanying notes to financial statements are an integral part of these financial statements.

Semi-Annual Report | September 30, 2019	11

Schedule of Investments

CornerCap Balanced Fund	September 30, 2019 (Unaudited)

	Shares	Fair Value
Real Estate Investment Trusts (3.0%) (continued)
PS Business Parks, Inc. REIT	505	$91,885
STORE Capital Corp. REIT	2,485	92,964
		926,361
Retail (5.0%)
Altria Group, Inc.	3,975	162,578
Best Buy Co., Inc.	2,510	173,165
Booking Holdings, Inc. (a)	100	196,261
CVS Health Corp.	3,185	200,878
eBay, Inc.	4,015	156,505
Philip Morris International, Inc.	2,460	186,788
Starbucks Corp.	1,810	160,040
Target Corp.	1,540	164,641
Walgreens Boots Alliance, Inc.	3,010	166,483
		1,567,339
Semiconductors (2.2%)
Broadcom, Inc.	580	160,120
Intel Corp.	3,605	185,766
NXP Semiconductors NV	1,500	163,680
ON Semiconductor Corp. (a)	8,990	172,698
		682,264
Software (3.2%)
Akamai Technologies, Inc. (a)	2,530	231,191
Citrix Systems, Inc.	1,830	176,632
Electronic Arts, Inc. (a)	1,850	180,967
Oracle Corp.	3,600	198,108
SS&C Technologies Holdings, Inc.	3,730	192,356
		979,254
Telecommunications (2.4%)
AT&T, Inc.	4,325	163,658
Comcast Corp., Class A	4,155	187,308
Symantec Corp.	9,860	232,992
Verizon Communications, Inc.	2,715	163,877
		747,835
Transportation (3.2%)
CH Robinson Worldwide, Inc.	2,000	169,560
CSX Corp.	2,525	174,907
Cummins, Inc.	1,075	174,870
FedEx Corp.	1,010	147,026
Kansas City Southern	1,325	176,238
Norfolk Southern Corp.	905	162,592
		1,005,193

The accompanying notes to financial statements are an integral part of these financial statements.

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Schedule of Investments

CornerCap Balanced Fund	September 30, 2019 (Unaudited)

	Shares	Fair Value
Waste Management (0.5%)
Waste Management, Inc.	1,460	$167,900

TOTAL COMMON STOCK (COST $18,092,216)		18,912,119

	Shares	Fair Value
EXCHANGE TRADED FUND (2.3%)
Invesco BulletShares 2020 High Yield Corporate Bond ETF	30,315	725,892

TOTAL EXCHANGE TRADED FUND (COST $747,276)		725,892

	Principal Amount	Fair Value
GOVERNMENT BOND (4.1%)
U.S. Treasury Inflation Indexed Bonds, 2.00%, 01/15/2026	$395,399	430,677
U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/2022	566,385	561,412
U.S. Treasury Inflation Indexed Note, 0.63%, 01/15/2024	275,241	279,263

TOTAL GOVERNMENT BOND (COST $1,258,799)		1,271,352

CORPORATE NON-CONVERTIBLE BONDS (31.1%)
Advertising (0.7%)
Omnicom Group, Inc., 4.45%, 08/15/2020	201,000	204,985

Auto Manufacturers (2.0%)
Ford Motor Co., 9.22%, 09/15/2021	275,000	304,578
General Motors Financial Co., Inc., 4.00%, 01/15/2025	325,000	334,031
		638,609
Banks (4.2%)
Bank of America Corp., MTN, 4.75%, 08/15/2020	250,000	253,060
JPMorgan Chase & Co., 4.25%, 10/15/2020	400,000	409,034
JPMorgan Chase & Co., 3.88%, 09/10/2024	300,000	319,621
The Goldman Sachs Group, Inc., 5.75%, 01/24/2022	300,000	323,227
		1,304,942
Biotechnology (2.4%)
Biogen, Inc., 2.90%, 09/15/2020	365,000	367,616
Celgene Corp., 4.00%, 08/15/2023	360,000	382,641
		750,257
Diversified Financial Services (1.0%)
Fiserv, Inc., 4.75%, 06/15/2021	300,000	312,362

Electronics (1.9%)
Arrow Electronics, Inc., 5.13%, 03/01/2021	310,000	319,978
Avnet, Inc., 4.88%, 12/01/2022	250,000	266,086
		586,064

The accompanying notes to financial statements are an integral part of these financial statements.

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Schedule of Investments

CornerCap Balanced Fund	September 30, 2019 (Unaudited)

	Principal Amount	Fair Value
Food (1.2%)
Ingredion, Inc., 3.20%, 10/01/2026	$380,000	$385,486

Household Products (1.3%)
Whirlpool Corp., 4.00%, 03/01/2024	375,000	395,542

Insurance (3.3%)
Humana, Inc., 2.63%, 10/01/2019	400,000	400,000
Humana, Inc., 2.50%, 12/15/2020	395,000	395,708
WR Berkley Corp., 5.38%, 09/15/2020	230,000	236,695
		1,032,403
Oil & Gas (1.3%)
Valero Energy Partners LP, 4.38%, 12/15/2026	370,000	401,878

Pharmaceuticals (3.2%)
Cardinal Health, Inc., 3.20%, 03/15/2023	320,000	328,092
Express Scripts Holding Co., 3.90%, 02/15/2022	640,000	663,848
		991,940
Real Estate Investment Trusts (0.9%)
Weyerhaeuser Co., 7.13%, 07/15/2023	250,000	292,602

Retail (4.5%)
CVS Health Corp., 4.13%, 05/15/2021	300,000	307,568
CVS Health Corp., 2.13%, 06/01/2021	350,000	349,660
Foot Locker, Inc., 8.50%, 01/15/2022	385,000	423,500
Walgreen Co., 3.10%, 09/15/2022	305,000	312,436
		1,393,164
Software (1.0%)
CA, Inc., 5.38%, 12/01/2019	300,000	301,440

Telecommunications (1.0%)
eBay, Inc., 2.60%, 07/15/2022	300,000	302,340

Transportation (1.2%)
Southwest Airlines Co., 2.65%, 11/05/2020	370,000	371,990

TOTAL CORPORATE NON-CONVERTIBLE BONDS (COST $9,462,851)		9,666,004

The accompanying notes to financial statements are an integral part of these financial statements.

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Schedule of Investments

CornerCap Balanced Fund	September 30, 2019 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS (1.2%)
Federated Treasury Obligations Money Market Fund, Institutional Shares, 1.80% (b)	378,187	$378,187

TOTAL SHORT-TERM INVESTMENTS (COST $378,187)		378,187

INVESTMENTS, AT VALUE (COST $29,939,329)	99.5%	30,953,554

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.5%	158,557

NET ASSETS	100.0%	$31,112,111

(a)	Non-income producing security.

(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Common Abbreviations:

ETF	Exchange Traded Fund

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Limited Company

REIT	Real Estate Investment Trust

The accompanying notes to financial statements are an integral part of these financial statements.

Semi-Annual Report | September 30, 2019	15

Schedule of Investments

CornerCap Small-Cap Value Fund	September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCK (98.7%)
Aerospace & Defense (0.9%)
Barnes Group, Inc.	9,990	$514,885
Ducommun, Inc. (a)	12,760	541,024
		1,055,909
Auto Parts & Equipment (1.7%)
Dana, Inc.	39,640	572,402
Methode Electronics, Inc.	19,330	650,261
Modine Manufacturing Co. (a)	26,996	306,944
Wabash National Corp.	33,545	486,738
		2,016,345
Banks (17.5%)
Ameris Bancorp	15,210	612,050
Associated Banc-Corp.	25,860	523,665
Bank OZK	18,320	499,586
Bridge Bancorp, Inc.	18,865	557,649
Byline Bancorp, Inc. (a)	30,125	538,635
Cathay General Bancorp	15,430	535,961
CIT Group, Inc.	11,455	519,026
ConnectOne Bancorp, Inc.	25,040	555,888
Enterprise Financial Services Corp.	12,650	515,487
Financial Institutions, Inc.	18,800	567,384
First Foundation, Inc.	36,820	562,426
First Midwest Bancorp, Inc.	25,240	491,675
FNB Corp.	47,950	552,863
Great Southern Bancorp, Inc.	9,240	526,218
Hancock Whitney Corp.	12,910	494,388
Heartland Financial USA, Inc.	12,330	551,644
Heritage Commerce Corp.	44,575	523,979
Horizon Bancorp	31,745	551,093
IBERIABANK Corp.	7,330	553,708
Independent Bank Corp.	23,780	506,871
Lakeland Bancorp, Inc.	34,595	533,801
Midland States Bancorp, Inc.	20,635	537,542
MidWestOne Financial Group, Inc.	17,535	535,168
Old Second Bancorp, Inc.	41,720	509,818
PacWest Bancorp	13,365	485,684
Peoples Bancorp, Inc.	17,155	545,701
Pinnacle Financial Partners, Inc.	10,085	572,324
QCR Holdings, Inc.	16,315	619,644
Sandy Spring Bancorp, Inc.	16,370	551,833
Simmons First National Corp., Class A	22,685	564,857
Synovus Financial Corp.	14,545	520,129
TCF Financial Corp.	10,987	418,275

The accompanying notes to financial statements are an integral part of these financial statements.

16	www.cornercapfunds.com

Schedule of Investments

CornerCap Small-Cap Value Fund	September 30, 2019 (Unaudited)

	Shares	Fair Value
Banks (17.5%) (continued)
Texas Capital Bancshares, Inc. (a)	8,610	$470,537
Umpqua Holdings Corp.	30,555	502,935
Univest Corp. of Pennsylvania	21,780	555,608
Valley National Bancorp	50,350	547,305
Webster Financial Corp.	11,495	538,771
WesBanco, Inc.	14,975	559,616
Western Alliance Bancorp.	11,685	538,445
Wintrust Financial Corp.	8,370	540,953
		21,389,142
Building Materials (5.9%)
ABM Industries, Inc.	13,495	490,138
American Woodmark Corp. (a)	6,115	543,685
BMC Stock Holdings, Inc. (a)	20,330	532,239
Builders FirstSource, Inc. (a)	25,900	532,893
Continental Building Products, Inc. (a)	22,310	608,840
Foundation Building Materials, Inc. (a)	32,315	500,559
Gibraltar Industries, Inc. (a)	11,790	541,633
GMS, Inc. (a)	19,175	550,706
JELD-WEN Holding, Inc. (a)	28,100	542,049
LCI Industries	5,865	538,700
Masonite International Corp. (a)	10,560	612,480
Meritage Homes Corp. (a)	8,240	579,684
Quanex Building Products Corp.	33,210	600,437
		7,174,043
Chemicals (3.6%)
Haynes International, Inc.	17,110	613,222
HB Fuller Co.	11,510	535,905
Huntsman Corp.	25,100	583,826
Innophos Holdings, Inc.	16,295	528,936
Kraton Corp. (a)	15,975	515,833
Minerals Technologies, Inc.	9,635	511,522
PolyOne Corp.	17,255	563,376
PQ Group Holdings, Inc. (a)	35,605	567,544
		4,420,164
Commercial Services (6.2%)
AMN Healthcare Services, Inc. (a)	9,040	520,342
Barrett Business Services, Inc.	5,775	512,935
Emerald Expositions Events, Inc.	54,160	526,977
HMS Holdings Corp. (a)	18,320	631,399
Huron Consulting Group, Inc. (a)	8,240	505,442

The accompanying notes to financial statements are an integral part of these financial statements.

Semi-Annual Report | September 30, 2019	17

Schedule of Investments

CornerCap Small-Cap Value Fund	September 30, 2019 (Unaudited)

	Shares	Fair Value
Commercial Services (6.2%) (continued)
Kelly Services, Inc., Class A	22,310	$540,348
Korn/Ferry International	12,615	487,444
National Research Corp., Class A	8,482	489,835
Paylocity Holding Corp. (a)	5,665	552,791
R1 RCM, Inc. (a)	52,220	466,325
Resources Connection, Inc.	36,515	620,390
The Hackett Group, Inc.	31,810	523,593
TrueBlue, Inc. (a)	27,640	583,204
Vectrus, Inc. (a)	13,350	542,677
		7,503,702
Computers (3.0%)
Bottomline Technologies de, Inc. (a)	12,050	474,167
CommVault Systems, Inc. (a)	10,590	473,479
LogMeIn, Inc.	7,085	502,751
MAXIMUS, Inc.	7,465	576,746
Mitek Systems, Inc. (a)	54,140	522,451
Monotype Imaging Holdings, Inc.	30,170	597,668
Perspecta, Inc.	21,380	558,446
		3,705,708
Distribution/Wholesale (0.5%)
Anixter International, Inc. (a)	8,155	563,674

Diversified Financial Services (2.0%)
Artisan Partners Asset Management, Inc., Class A	15,825	446,898
Evercore, Inc., Class A	6,385	511,438
Houlihan Lokey, Inc.	11,255	507,601
Moelis & Co., Class A	15,905	522,479
Victory Capital Holdings, Inc., Class A	31,865	490,084
		2,478,500
Education (0.5%)
Laureate Education, Inc., Class A (a)	33,645	557,666

Electric (2.8%)
ALLETE, Inc.	6,040	527,956
Avista Corp.	10,895	527,754
Black Hills Corp.	7,520	577,010
Hawaiian Electric Industries, Inc.	12,080	550,969
NorthWestern Corp.	8,045	603,777
Otter Tail Corp.	11,075	595,281
		3,382,747

The accompanying notes to financial statements are an integral part of these financial statements.

18	www.cornercapfunds.com

Schedule of Investments

CornerCap Small-Cap Value Fund	September 30, 2019 (Unaudited)

	Shares	Fair Value
Electrical Components & Equipment (3.5%)
Atkore International Group, Inc. (a)	18,100	$549,335
Encore Wire Corp.	9,755	549,012
Jabil, Inc.	20,400	729,708
Northwest Pipe Co. (a)	19,695	554,414
nVent Electric PLC	25,270	556,951
Rambus, Inc. (a)	56,720	744,450
Sanmina Corp. (a)	18,930	607,842
		4,291,712
Electronics (1.5%)
SYNNEX Corp.	5,605	632,805
Tech Data Corp. (a)	5,460	569,150
Universal Electronics, Inc. (a)	11,603	590,593
		1,792,548
Engineering & Construction (0.5%)
Sterling Construction Co., Inc. (a)	46,630	613,184

Food (1.3%)
Flowers Foods, Inc.	23,805	550,609
Ingles Markets, Inc., Class A	13,115	509,649
John B Sanfilippo & Son, Inc.	5,655	546,273
		1,606,531
Forest Products & Paper (1.0%)
PH Glatfelter Co.	37,265	573,508
Schweitzer-Mauduit International, Inc.	17,895	669,989
		1,243,497
Hand & Machine Tools (0.9%)
Columbus McKinnon Corp.	15,145	551,732
Regal Beloit Corp.	7,035	512,500
		1,064,232
Healthcare Products (3.6%)
AngioDynamics, Inc. (a)	26,605	490,064
BioTelemetry, Inc. (a)	12,165	495,480
Integer Holdings Corp. (a)	7,400	559,144
Integra LifeSciences Holdings Corp. (a)	10,415	625,629
Lantheus Holdings, Inc. (a)	21,505	539,023
Merit Medical Systems, Inc. (a)	14,000	426,440
Natus Medical, Inc. (a)	21,555	686,311
Varex Imaging Corp. (a)	19,275	550,109
		4,372,200

The accompanying notes to financial statements are an integral part of these financial statements.

Semi-Annual Report | September 30, 2019	19

Schedule of Investments

CornerCap Small-Cap Value Fund	September 30, 2019 (Unaudited)

	Shares	Fair Value
Healthcare Services (1.3%)
Charles River Laboratories International, Inc. (a)	4,400	$582,428
Magellan Health, Inc. (a)	8,155	506,426
The Ensign Group, Inc.	11,075	525,287
		1,614,141
Hotels (0.4%)
Extended Stay America, Inc.	36,455	533,701

Insurance (4.1%)
CNO Financial Group, Inc.	32,520	514,792
Essent Group, Ltd.	11,420	544,391
FBL Financial Group, Inc., Class A	8,495	505,538
Kemper Corp.	7,555	588,912
Mercury General Corp.	9,940	555,447
National General Holdings Corp.	24,085	554,437
Primerica, Inc.	4,505	573,171
ProSight Global, Inc. (a)	32,602	631,175
Radian Group, Inc.	23,255	531,144
		4,999,007
Machinery - Diversified (0.4%)
Applied Industrial Technologies, Inc.	9,485	538,748

Media (0.4%)
Cumulus Media, Inc., Class A (a)	36,168	525,883

Metal Fabricate & Hardware (2.6%)
AZZ, Inc.	11,665	508,127
Mueller Industries, Inc.	18,735	537,320
Rexnord Corp. (a)	18,660	504,753
The Timken Co.	13,615	592,389
TriMas Corp. (a)	16,235	497,603
Worthington Industries, Inc.	15,140	545,797
		3,185,989
Miscellaneous Manufacturing (5.0%)
Belden, Inc.	10,090	538,201
Carriage Services, Inc.	24,205	494,750
Consolidated Water Co., Ltd.	38,390	633,051
EnPro Industries, Inc.	9,170	629,520
Fabrinet (a)	11,935	624,201
Hamilton Beach Brands Holding Co., Class A	36,185	585,111
Hillenbrand, Inc.	12,750	393,720
Myers Industries, Inc.	33,630	593,570

The accompanying notes to financial statements are an integral part of these financial statements.

20	www.cornercapfunds.com

Schedule of Investments

CornerCap Small-Cap Value Fund	September 30, 2019 (Unaudited)

	Shares	Fair Value
Miscellaneous Manufacturing (5.0%) (continued)
Park-Ohio Holdings Corp.	18,920	$564,951
Silgan Holdings, Inc.	18,735	562,706
UFP Technologies, Inc. (a)	13,540	522,644
		6,142,425
Office Furnishings (1.4%)
Herman Miller, Inc.	12,235	563,911
HNI Corp.	16,400	582,200
Knoll, Inc.	21,280	539,448
		1,685,559
Oil & Gas (4.9%)
Berry Petroleum Corp.	65,210	610,366
Chesapeake Utilities Corp.	5,900	562,388
Encana Corp.	63,030	289,938
EQT Corp.	34,980	372,187
Evolution Petroleum Corp.	80,700	471,288
Matrix Service Co. (a)	25,625	439,213
National Energy Services Reunited Corp. (a)	80,930	540,612
National Fuel Gas Co.	11,510	540,049
New Jersey Resources Corp.	11,295	510,760
Southwest Gas Holdings, Inc.	6,990	636,370
Spire, Inc.	7,135	622,457
Talos Energy, Inc. (a)	19,125	388,811
		5,984,439
Pharmaceuticals (0.5%)
Horizon Therapeutics PLC (a)	20,180	549,501

Real Estate Investment Trusts (9.4%)
American Assets Trust, Inc. REIT	10,435	487,732
Apple Hospitality REIT, Inc.	31,310	519,120
Bluerock Residential Growth REIT, Inc.	45,285	533,004
CareTrust REIT, Inc.	21,025	494,193
CoreCivic, Inc. REIT	19,025	328,752
CorEnergy Infrastructure Trust, Inc. REIT	12,425	586,709
Corporate Office Properties Trust REIT	17,145	510,578
Cousins Properties, Inc. REIT	14,395	541,108
Empire State Realty Trust, Inc. REIT	30,540	435,806
First Industrial Realty Trust, Inc. REIT	13,390	529,708
Getty Realty Corp. REIT	17,090	547,905
Highwoods Properties, Inc. REIT	11,265	506,249
LTC Properties, Inc. REIT	9,575	490,432
Monmouth Real Estate Investment Corp. REIT	34,885	502,693
National Health Investors, Inc. REIT	6,690	551,189

The accompanying notes to financial statements are an integral part of these financial statements.

Semi-Annual Report | September 30, 2019	21

Schedule of Investments

CornerCap Small-Cap Value Fund	September 30, 2019 (Unaudited)

	Shares	Fair Value
Real Estate Investment Trusts (9.4%) (continued)
Outfront Media, Inc. REIT	19,505	$541,849
PS Business Parks, Inc. REIT	2,735	497,633
RLJ Lodging Trust REIT	26,775	454,907
Service Properties Trust REIT	16,145	416,380
Spirit Realty Capital, Inc. REIT	10,405	497,983
STAG Industrial, Inc. REIT	17,850	526,218
Urstadt Biddle Properties, Inc., Class A REIT	19,870	470,919
Weingarten Realty Investors REIT	17,300	503,949
		11,475,016
Recreational Vehicles (0.9%)
Malibu Boats, Inc., Class A (a)	17,955	550,859
MasterCraft Boat Holdings, Inc. (a)	37,455	559,016
		1,109,875
Retail (1.7%)
Hudson, Ltd. (a)	44,375	544,481
Nu Skin Enterprises, Inc., Class A	9,435	401,271
Rocky Brands, Inc.	7,269	241,549
Turning Point Brands, Inc.	13,450	310,157
World Fuel Services Corp.	13,385	534,597
		2,032,055
Savings & Loans (0.5%)
FS Bancorp, Inc.	11,075	581,437

Software (3.5%)
American Software, Inc., Class A	36,115	542,447
ChannelAdvisor Corp. (a)	56,433	526,520
Cornerstone OnDemand, Inc. (a)	10,285	563,824
j2 Global, Inc.	6,145	558,089
Omnicell, Inc. (a)	7,095	512,755
Progress Software Corp.	16,265	619,046
SPS Commerce, Inc. (a)	11,225	528,361
Verint Systems, Inc. (a)	11,145	476,783
		4,327,825
Storage & Warehousing (0.5%)
Mobile Mini, Inc.	17,940	661,268

Telecommunications (1.7%)
Shenandoah Telecommunications Co.	16,140	512,768
Telephone & Data Systems, Inc.	20,875	538,575
Tribune Publishing Co. (a)	64,245	551,222

The accompanying notes to financial statements are an integral part of these financial statements.

22	www.cornercapfunds.com

Schedule of Investments

CornerCap Small-Cap Value Fund	September 30, 2019 (Unaudited)

	Shares	Fair Value
Telecommunications (1.7%) (continued)
U.S. Cellular Corp. (a)	11,695	$439,498
		2,042,063
Transportation (2.6%)
Echo Global Logistics, Inc. (a)	23,930	542,014
General Finance Corp. (a)	54,245	479,526
Hub Group, Inc., Class A (a)	13,175	612,638
Marten Transport, Ltd.	27,390	569,164
McGrath RentCorp	7,625	530,624
Ryder System, Inc.	9,005	466,189
		3,200,155
TOTAL COMMON STOCK (COST $116,664,628)		120,420,591

INVESTMENTS, AT VALUE (COST $116,664,628)	98.7%	120,420,591

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	1.3%	1,591,789

NET ASSETS	100.0%	$122,012,380

(a)	Non-income producing security.

Common Abbreviations:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes to financial statements are an integral part of these financial statements.

Semi-Annual Report | September 30, 2019	23

Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCK (99.7%)
Aerospace & Defense (0.9%)
United Technologies Corp.	2,370	$323,552

Banks (9.0%)
Citigroup, Inc.	4,295	296,698
Citizens Financial Group, Inc.	8,275	292,687
Comerica, Inc.	4,855	320,381
Fifth Third Bancorp	10,420	285,300
Huntington Bancshares, Inc.	22,680	323,644
JPMorgan Chase & Co.	2,530	297,756
KeyCorp	16,925	301,942
Northern Trust Corp.	3,145	293,491
Regions Financial Corp.	20,490	324,152
Wells Fargo & Co.	6,935	349,801
		3,085,852
Biotechnology (1.7%)
Alexion Pharmaceuticals, Inc. (a)	2,730	267,376
Biogen, Inc. (a)	1,295	301,502
		568,878
Building Materials (0.9%)
Masco Corp.	7,400	308,432

Chemicals (1.7%)
CF Industries Holdings, Inc.	6,290	309,468
Eastman Chemical Co.	3,845	283,876
		593,344
Commercial Services (3.4%)
Cisco Systems, Inc.	6,035	298,189
FleetCor Technologies, Inc. (a)	1,030	295,383
Paychex, Inc.	3,615	299,214
PayPal Holdings, Inc. (a)	2,710	280,729
		1,173,515
Computers (5.0%)
Accenture PLC, Class A	1,560	300,066
Alphabet, Inc., Class A (a)	270	329,708
DXC Technology Co.	4,815	142,042
Fortinet, Inc. (a)	3,835	294,375
Hewlett Packard Enterprise Co.	21,645	328,355
HP, Inc.	16,385	310,004
		1,704,550

The accompanying notes to financial statements are an integral part of these financial statements.

24	www.cornercapfunds.com

Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	September 30, 2019 (Unaudited)

	Shares	Fair Value
Diversified Financial Services (5.3%)
Ameriprise Financial, Inc.	2,270	$333,917
Bank of America Corp.	10,635	310,223
BlackRock, Inc.	710	316,405
E*TRADE Financial Corp.	6,315	275,902
Synchrony Financial	8,830	301,015
The Charles Schwab Corp.	7,035	294,274
		1,831,736
Electric (4.5%)
CenterPoint Energy, Inc.	9,895	298,631
Duke Energy Corp.	3,485	334,072
Evergy, Inc.	4,540	302,182
Pinnacle West Capital Corp.	3,155	306,256
Public Service Enterprise Group, Inc.	4,770	296,122
		1,537,263
Electrical Components & Equipment (0.9%)
Emerson Electric Co.	4,840	323,602

Electronics (1.8%)
Agilent Technologies, Inc.	3,995	306,137
Garmin, Ltd.	3,610	305,731
		611,868
Entertainment (1.0%)
Royal Caribbean Cruises, Ltd.	3,030	328,240

Food (3.5%)
General Mills, Inc.	5,435	299,577
The J.M. Smucker Co.	2,390	262,948
The Kroger Co.	12,795	329,855
Tyson Foods, Inc., Class A	3,470	298,906
		1,191,286
Forest Products & Paper (0.8%)
International Paper Co.	6,720	281,030

Healthcare Services (4.3%)
Anthem, Inc.	1,210	290,521
Centene Corp. (a)	5,750	248,745
Hologic, Inc. (a)	6,615	333,991
UnitedHealth Group, Inc.	1,405	305,335
Universal Health Services, Inc., Class B	1,995	296,756
		1,475,348
Insurance (6.2%)
Aflac, Inc.	5,695	297,962

The accompanying notes to financial statements are an integral part of these financial statements.

Semi-Annual Report | September 30, 2019	25

Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	September 30, 2019 (Unaudited)

	Shares	Fair Value
Insurance (6.2%) (continued)
Lincoln National Corp.	4,965	$299,489
Principal Financial Group, Inc.	5,325	304,270
Prudential Financial, Inc.	3,035	272,998
The Allstate Corp.	2,770	301,044
The Travelers Cos., Inc.	2,020	300,354
Unum Group	11,430	339,700
		2,115,817
Machinery - Diversified (0.9%)
Dover Corp.	2,995	298,182

Media (1.6%)
CBS Corp., Class B	7,045	284,407
Viacom, Inc., Class B	11,800	283,554
		567,961
Miscellaneous Manufacturing (4.4%)
3M Co.	1,750	287,700
Eaton Corp. PLC	3,565	296,430
Honeywell International, Inc.	1,795	303,714
Parker-Hannifin Corp.	1,695	306,134
Stanley Black & Decker, Inc.	2,230	322,034
		1,516,012
Oil & Gas (5.0%)
Chevron Corp.	2,535	300,651
Devon Energy Corp.	10,785	259,487
Marathon Oil Corp.	23,120	283,683
Occidental Petroleum Corp.	6,215	276,381
Phillips 66	2,845	291,328
Valero Energy Corp.	3,680	313,683
		1,725,213
Pharmaceuticals (6.4%)
AbbVie, Inc.	4,515	341,876
Bristol-Myers Squibb Co.	5,905	299,442
Eli Lilly & Co.	2,780	310,887
Johnson & Johnson	2,315	299,515
McKesson Corp.	2,015	275,370
Merck & Co., Inc.	4,310	362,816
Pfizer, Inc.	8,320	298,938
		2,188,844
Real Estate Investment Trusts (5.2%)
American Campus Communities, Inc. REIT	4,220	202,898
Boston Properties, Inc. REIT	1,310	169,855
Douglas Emmett, Inc. REIT	4,075	174,532
Duke Realty Corp. REIT	5,265	178,852

The accompanying notes to financial statements are an integral part of these financial statements.

26	www.cornercapfunds.com

Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	September 30, 2019 (Unaudited)

	Shares	Fair Value
Real Estate Investment Trusts (5.2%) (continued)
Equinix, Inc. REIT	315	$181,692
Host Hotels & Resorts, Inc. REIT	9,385	162,267
Mid-America Apartment Communities, Inc. REIT	1,380	179,414
PS Business Parks, Inc. REIT	1,000	181,950
STORE Capital Corp. REIT	4,640	173,582
UDR, Inc. REIT	3,630	175,982
		1,781,024
Retail (7.8%)
Altria Group, Inc.	6,910	282,619
Best Buy Co., Inc.	4,385	302,521
Booking Holdings, Inc. (a)	175	343,457
CVS Health Corp.	4,730	298,321
eBay, Inc.	8,325	324,508
Philip Morris International, Inc.	4,085	310,174
Starbucks Corp.	3,340	295,323
Target Corp.	2,760	295,072
Walgreens Boots Alliance, Inc.	4,155	229,813
		2,681,808
Semiconductors (3.0%)
Broadcom, Inc.	1,045	288,493
Intel Corp.	5,960	307,119
NXP Semiconductors NV	2,790	304,445
ON Semiconductor Corp. (a)	6,825	131,108
		1,031,165
Software (4.8%)
Akamai Technologies, Inc. (a)	4,400	402,072
Citrix Systems, Inc.	3,225	311,277
Electronic Arts, Inc. (a)	3,250	317,915
Oracle Corp.	5,240	288,357
SS&C Technologies Holdings, Inc.	6,575	339,073
		1,658,694
Telecommunications (3.6%)
AT&T, Inc.	8,385	317,289
Comcast Corp., Class A	6,455	290,991
Symantec Corp.	13,630	322,077
Verizon Communications, Inc.	4,990	301,196
		1,231,553
Transportation (5.2%)
CH Robinson Worldwide, Inc.	3,495	296,306
CSX Corp.	4,455	308,598
Cummins, Inc.	1,845	300,126
FedEx Corp.	1,955	284,589

The accompanying notes to financial statements are an integral part of these financial statements.

Semi-Annual Report | September 30, 2019	27

Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	September 30, 2019 (Unaudited)

	Shares	Fair Value
Transportation (5.2%) (continued)
Kansas City Southern	2,265	$301,268
Norfolk Southern Corp.	1,725	309,914
		1,800,801
Waste Management (0.9%)
Waste Management, Inc.	2,755	316,825

TOTAL COMMON STOCK (COST $33,247,284)		34,252,395

	Shares	Fair Value
SHORT-TERM INVESTMENTS (0.2%)
Federated Treasury Obligations Money Market Fund, Institutional Shares, 1.80% (b)	56,399	56,399

TOTAL SHORT-TERM INVESTMENTS (COST $56,399)		56,399

INVESTMENTS, AT VALUE (COST $33,303,683)	99.9%	34,308,794

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.1%	29,420

NET ASSETS	100.0%	$34,338,214

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Common Abbreviations:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes to financial statements are an integral part of these financial statements.

28	www.cornercapfunds.com

Statements of Assets and Liabilities

September 30, 2019 (Unaudited)

	CornerCap Balanced Fund	CornerCap Small- Cap Value Fund	CornerCap Large/ Mid-Cap Value Fund
ASSETS:
Investments, at value (Cost $29,939,329, $116,664,628 and $33,303,683, respectively)	$30,953,554	$120,420,591	$34,308,794
Cash	–	1,332,571	–
Receivable for fund shares subscribed	1,268	199,507	2,228
Receivable for investments sold	216,940	1,684,838	297,038
Dividends and interest receivable	121,359	143,558	64,521
Total assets	31,293,121	123,781,065	34,672,581

LIABILITIES:
Payable for investment securities purchased	159,552	1,578,170	296,106
Payable for fund shares redeemed	–	86,002	13,513
Advisory fee payable	13,693	73,378	13,181
Other expenses	7,765	31,135	11,567
Total liabilities	181,010	1,768,685	334,367
Net assets	$31,112,111	$122,012,380	$34,338,214

PRICING OF INVESTOR SHARES (NOTE 2):
Net Assets	31,112,111	87,214,421	34,338,214
Shares Outstanding	2,198,196	6,378,718	2,708,394
Net asset value, offering and redemption price per share	$14.15	$13.67	$12.68

PRICING OF INSTITUTIONAL SHARES (NOTE 2):
Net Assets	$–	$34,797,959	$–
Shares Outstanding	–	2,536,189	–
Net asset value, offering and redemption price per share	$–	$13.72	$–

NET ASSETS CONSISTS OF:
Paid-in capital	$28,475,973	$120,908,034	$31,530,168
Distributable earnings	2,636,138	1,104,346	2,808,046
Net assets	$31,112,111	$122,012,380	$34,338,214

The accompanying notes to financial statements are an integral part of these financial statements.

Semi-Annual Report | September 30, 2019	29

Statements of Operations

For the Six Months Ended September 30, 2019 (Unaudited)

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund

INVESTMENT INCOME:
Dividends, (net of foreign withholding taxes of $73, $355 and $126)	$279,657	$1,260,929	$461,483
Interest	200,175	–	–
Total investment income	479,832	1,260,929	461,483

EXPENSES:
Advisory fees	151,251	546,123	160,550
Operating expenses
Investor Shares	50,417	173,217	71,356
Institutional Shares	–	17,376	–
Total expenses	201,668	736,716	231,906
Less fees waived/reimbursed by investment adviser	(33,612)	–	(53,517)
Net expenses	168,056	736,716	178,389
Net investment income	311,776	524,213	283,094

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	544,691	1,596,220	960,924
Net change in unrealized appreciation (depreciation) on investments	27,203	2,751,622	(155,344)
Net gain on investments	571,894	4,347,842	805,580
Net increase in net assets resulting from operations	$883,670	$4,872,055	$1,088,674

The accompanying notes to financial statements are an integral part of these financial statements.

30	www.cornercapfunds.com

Statements of Changes in Net Assets

	CornerCap Balanced Fund		CornerCap Small-Cap Value Fund		CornerCap Large/Mid-Cap Value Fund
	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019
OPERATIONS:
Net investment income	$311,776	$591,993	$524,213	$800,440	$283,094	$503,057
Net realized gain on investments	544,691	860,933	1,596,220	3,852,366	960,924	1,047,370
Net change in unrealized appreciation (depreciation) of investments	27,203	(918,381)	2,751,622	(6,482,167)	(155,344)	(1,421,457)
Net increase (decrease) in net assets resulting from operations	883,670	534,545	4,872,055	(1,829,361)	1,088,674	128,970

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	–	(1,782,575)	–	(9,987,827)	–	(2,069,311)
Institutional Shares	–	–	–	(3,929,405)	–	–
Total distributions	–	(1,782,575)	–	(13,917,232)	–	(2,069,311)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) from capital share transactions (see Note 3)	(4,638,729)	(1,615,201)	(2,250,731)	12,558,930	(2,657,700)	6,300,504
Redemption fees	61	139	230	1,544	59	373
Net increase (decrease) from capital share transactions	(4,638,668)	(1,615,062)	(2,250,501)	12,560,474	(2,657,641)	6,300,877
Total increase (decrease) in net assets	(3,754,998)	(2,863,092)	2,621,554	(3,186,119)	(1,568,967)	4,360,536

NET ASSETS:
Beginning of period	34,867,109	37,730,201	119,390,826	122,576,945	35,907,181	31,546,645
End of period	$31,112,111	$34,867,109	$122,012,380	$119,390,826	$34,338,214	$35,907,181

Semi-Annual Report |	31

Financial Highlights

CornerCap Balanced Fund

Selected data for each share of beneficial interest outstanding throughout the periods indicated:	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$13.76		$14.32	$14.08	$12.70	$14.62	$15.51
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.23	0.20	0.20	0.22	0.22
Net realized and unrealized gain (loss) on investments	0.26		(0.06)	0.82	1.38	(0.75)	0.59
Total Income/(Loss) from Investment Operations	0.39		0.17	1.02	1.58	(0.53)	0.81

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	–		(0.23)	(0.18)	(0.20)	(0.09)	(0.23)
Distributions from net realized gain on investments	–		(0.50)	(0.60)	–	(1.30)	(1.47)
Total Dividends and Distributions to Shareholders	–		(0.73)	(0.78)	(0.20)	(1.39)	(1.70)
Paid-in Capital from Redemption Fees(a)	0.00	(b)	0.00 (b)	0.00	0.00 (b)	0.00	0.00
Net asset value, end of period	$14.15		$13.76	$14.32	$14.08	$12.70	$14.62
Total Return	2.83	%(c)	1.54%	7.16%	12.46%	(3.32)%	5.12%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$31,112		$34,867	$37,730	$30,592	$25,615	$26,857

RATIOS TO AVERAGE NET ASSETS:
Net investment income	1.86	%(d)	1.66%	1.38%	1.53%	1.61%	1.45%
Net expenses	1.00	%(d)	1.00%	1.00%	1.00%	1.10%	1.10%
Gross expenses (e)	1.20	%(d)	1.20%	1.20%	1.20%	1.27%	1.30%
Portfolio turnover rate	25	%(c)	53%	64%	60%	70%	87%

(a)	Calculated based on average shares outstanding during each period.

(b)	Less than $0.005 per share.

(c)	Not annualized.

(d)	Annualized.

(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

The accompanying notes to financial statements are an integral part of these financial statements.

32	www.cornercapfunds.com

Financial Highlights

CornerCap Small-Cap Value Fund - Investor Shares

Selected data for each share of beneficial interest outstanding throughout the periods indicated:	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016		Year Ended March 31, 2015
INVESTOR SHARES
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$13.12		$15.27	$16.68	$14.00	$15.55		$16.25
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.08	0.06	0.04	0.05		0.03
Net realized and unrealized gain (loss) on investments	0.50		(0.38)	0.90	3.38	(0.60)		1.21
Total Income/(Loss) from Investment Operations	0.55		(0.30)	0.96	3.42	(0.55)		1.24

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	–		(0.04)	(0.01)	(0.03)	(0.04)		(0.02)
Distributions from net realized gain on investments	–		(1.81)	(2.36)	(0.71)	(0.96)		(1.92)
Total Dividends and Distributions to Shareholders	–		(1.85)	(2.37)	(0.74)	(1.00)		(1.94)
Paid-in Capital from Redemption Fees(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00	(b)	0.00
Net asset value, end of period	$13.67		$13.12	$15.27	$16.68	$14.00		$15.55
Total Return	4.19	%(c)	(0.99)%	5.64%	24.40%	(3.29)%		8.21%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$87,214		$85,230	$84,789	$77,455	$76,053		$85,177

RATIOS TO AVERAGE NET ASSETS:
Net investment income	0.78	%(d)	0.55%	0.36%	0.26%	0.38%		0.17%
Net expenses	1.30	%(d)	1.30%	1.30%	1.30%	1.30%		1.30%
Gross expenses	1.30	%(d)	1.30%	1.30%	1.30%	1.45	%(e)	1.50	%(e)
Portfolio turnover rate	63	%(c)	147%	117%	129%	144%		112%

(a)	Calculated based on average shares outstanding during each period.

(b)	Less than $0.005 per share.

(c)	Not annualized.

(d)	Annualized.

(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

The accompanying notes to financial statements are an integral part of these financial statements.

Semi-Annual Report | September 30, 2019	33

Financial Highlights

CornerCap Small-Cap Value Fund - Institutional Shares

Selected data for each share of beneficial interest outstanding throughout the periods indicated:	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	December 29, 2015(a) Through March 31, 2016
INSTITUTIONAL SHARES
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$13.15		$15.30	$16.70	$14.02	$14.03
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.07		0.13	0.11	0.09	0.04
Net realized and unrealized gain (loss) on investments	0.50		(0.39)	0.91	3.38	(0.05)
Total Income/(Loss) from Investment Operations	0.57		(0.26)	1.02	3.47	(0.01)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	–		(0.08)	(0.06)	(0.08)	–
Distributions from net realized gain on investments	–		(1.81)	(2.36)	(0.71)	–
Total Dividends and Distributions to Shareholders	–		(1.89)	(2.42)	(0.79)	–
Paid-in Capital from Redemption Fees(b)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00
Net asset value, end of period	$13.72		$13.15	$15.30	$16.70	$14.02
Total Return	4.34	%(d)	(0.68)%	5.96%	24.74%	(0.07	)%(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$34,798		$34,161	$37,788	$28,523	$21,049

RATIOS TO AVERAGE NET ASSETS:
Net investment income	1.08	%(e)	0.84%	0.67%	0.57%	1.33	%(e)
Net expenses	1.00	%(e)	1.00%	1.00%	1.00%	1.00	%(e)
Gross expenses	1.00	%(e)	1.00%	1.00%	1.00%	1.00	%(e)
Portfolio turnover rate	63	%(d)	147%	117%	129%	144	%(d)

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during each period.

(c)	Less than $0.005 per share.

(d)	Not annualized.

(e)	Annualized.

The accompanying notes to financial statements are an integral part of these financial statements.

34	www.cornercapfunds.com

Financial Highlights

CornerCap Large/Mid-Cap Value Fund

Selected data for each share of beneficial interest outstanding throughout the periods indicated:	Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31, 2019	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$12.30		$13.10	$12.56	$10.80	$13.75	$13.87
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.19	0.13	0.13	0.13	0.15
Net realized and unrealized gain (loss) on investments	0.28		(0.21)	1.39	1.73	(1.07)	0.91
Total Income/(Loss) from Investment Operations	0.38		(0.02)	1.52	1.86	(0.94)	1.06

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	–		(0.15)	(0.10)	(0.10)	(0.11)	(0.14)
Distributions from net realized gain on investments	–		(0.63)	(0.88)	–	(1.90)	(1.04)
Total Dividends and Distributions to Shareholders	–		(0.78)	(0.98)	(0.10)	(2.01)	(1.18)
Paid-in Capital from Redemption Fees(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value, end of period	$12.68		$12.30	$13.10	$12.56	$10.80	$13.75
Total Return	3.09	%(c)	0.32%	12.04%	17.31%	(6.29)%	7.46%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$34,338		$35,907	$31,547	$25,071	$13,170	$11,613

RATIOS TO AVERAGE NET ASSETS:
Net investment income	1.59	%(d)	1.45%	1.02%	1.14%	1.07%	1.03%
Net expenses	1.00	%(d)	1.00%	1.00%	1.00%	1.20%	1.20%
Gross expenses (e)	1.30	%(d)	1.30%	1.30%	1.30%	1.44%	1.50%
Portfolio turnover rate	46	%(c)	81%	89%	82%	97%	125%

(a)	Calculated based on average shares outstanding during each period.

(b)	Less than $0.005 per share.

(c)	Not annualized.

(d)	Annualized.

(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

The accompanying notes to financial statements are an integral part of these financial statements.

Semi-Annual Report | September 30, 2019	35

Notes to Financial Statements

September 30, 2019 (Unaudited)

1. ORGANIZATION

The CornerCap Group of Funds was organized on January 6, 1986 as a Massachusetts Business Trust (the “Trust”) and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust currently consists of the following three series (each, a “Fund” and, together, the “Funds”): CornerCap Balanced Fund, CornerCap Large/Mid-Cap Value Fund and CornerCap Small-Cap Value Fund. CornerCap Balanced Fund and CornerCap Large/Mid-Cap Value Fund currently offer Investor Shares and CornerCap Small-Cap Value Fund currently offers Investor Shares and Institutional Shares.

The investment objective of the CornerCap Balanced Fund is long-term capital appreciation and current income. The CornerCap Small-Cap Value Fund’s investment objective is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities. The CornerCap Large/Mid-Cap Value Fund’s investment objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price or official close as of 4:00 p.m. Eastern time or, in the absence of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes, common stocks and exchange traded funds are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, certificates of deposit and U.S. Government and Agency obligations are classified as Level 2 of the fair value hierarchy, and are priced based upon valuations provided by a recognized independent, third party pricing agent. Third-party pricing agents value these securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations. Unlisted securities that are not included on such exchanges or systems are valued at the quoted bid prices on the over-the counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established

36	www.cornercapfunds.com

Notes to Financial Statements

September 30, 2019 (Unaudited)

by and under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

REITs – Each Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in each Fund’s annual distributions to shareholders and, accordingly, a portion of each Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax. Any reclassifications are treated as permanent book to tax differences and are reclassified within the components of net assets on the Statement of Assets and Liabilities, rather than reclassifying such amounts on the Statements of Operations.

Federal Income Taxes – For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies (“RICs”) under the provisions of Subchapter M of the Internal Revenue Code of 1986 (“Code”), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the period ended September 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective Funds in an equitable manner.

Semi-Annual Report | September 30, 2019	37

Notes to Financial Statements

September 30, 2019 (Unaudited)

CornerCap Small-Cap Value Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including each Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of investments based on the inputs used to value the Funds’ investments as of September 30, 2019:

38	www.cornercapfunds.com

Notes to Financial Statements

September 30, 2019 (Unaudited)

CornerCap Balanced Fund:

	Valuation Inputs
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$18,912,119	$–	$–	$18,912,119
Exchange Traded Fund	725,892	–	–	725,892
Government Bond	–	1,271,352	–	1,271,352
Corporate Non-Convertible Bonds	–	9,666,004	–	9,666,004
Short-Term Investments	378,187	–	–	378,187
Total	$20,016,198	$10,937,356	$–	$30,953,554

CornerCap Small-Cap Value Fund:

	Valuation Inputs
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$120,420,591	$–	$–	$120,420,591
Total	$120,420,591	$–	$–	$120,420,591

CornerCap Large/Mid-Cap Value Fund:

	Valuation Inputs
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$34,252,395	$–	$–	$34,252,395
Short-Term Investments	56,399	–	–	56,399
Total	$34,308,794	$–	$–	$34,308,794

*	See Schedule of Investments for industry classification

For the period ended September 30, 2019, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the period.

3. SHARES OF BENEFICIAL INTEREST

On September 30, 2019, there was an unlimited number of no par-value shares of beneficial interest authorized for each Fund. Subject to certain exceptions, each Fund charges a 1% redemption fee, calculated as a percentage of the amount redeemed, on redemptions (sales or exchanges) made within sixty days of initial purchase of shares of the applicable Fund. The redemption fees charged during the period are disclosed on the Statements of Changes in Net Assets.

Transactions in shares of beneficial interest were as follows:

Semi-Annual Report | September 30, 2019	39

Notes to Financial Statements

September 30, 2019 (Unaudited)

CornerCap Balanced Fund:

	Six Months Ended September 30, 2019		Year Ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares Sold	70,634	$986,679	346,875	$4,839,377
Shares Issued in Reinvestment of Dividends	–	–	137,076	1,781,994
Total	70,634	986,679	483,951	6,621,371
Less Shares Redeemed	(405,875)	(5,625,408)	(584,672)	(8,236,572)
Net decrease	(335,241)	$(4,638,729)	(100,721)	$(1,615,201)

CornerCap Small-Cap Value Fund:

	Six Months Ended September 30, 2019		Year Ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares Sold
Investor Shares	382,195	5,117,519	1,281,384	18,341,239
Institutional Shares	165,182	2,242,691	447,531	6,373,047
Shares Issued in Reinvestment of Dividends
Investor Shares	–	–	818,646	9,987,009
Institutional Shares	–	–	307,887	3,767,781
Total	547,377	7,360,210	2,855,448	38,469,076
Less Shares Redeemed
Investor Shares	(498,209)	(6,575,963)	(1,156,704)	(16,665,251)
Institutional Shares	(227,010)	(3,034,978)	(626,822)	(9,244,895)
Net increase (decrease)	(177,842)	$(2,250,731)	1,071,922	$12,558,930

CornerCap Large/Mid-Cap Value Fund:

	Six Months Ended September 30, 2019		Year Ended March 31, 2019
	Shares	Amount	Shares	Amount
Shares Sold	191,500	$2,383,608	826,236	$10,593,881
Shares Issued in Reinvestment of Dividends	–	–	181,685	2,069,311
Total	191,500	2,383,608	1,007,921	12,663,192
Less Shares Redeemed	(402,195)	(5,041,308)	(496,523)	(6,362,688)
Net increase (decrease)	(210,695)	$(2,657,700)	511,398	$6,300,504

4. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds. Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.

The tax character of distributions paid for the years ended March 31, 2019 and March 31, 2018 were as follows:

40	www.cornercapfunds.com

Notes to Financial Statements

September 30, 2019 (Unaudited)

	CornerCap Balanced Fund
Distributions Paid From:	2019	2018
Ordinary Income	$850,014	$1,136,509
Long-term capital gains	932,561	717,254
Total	$1,782,575	$1,853,763

	CornerCap Small-Cap Value Fund
Distributions Paid From:	2019	2018
Ordinary Income	$5,822,961	$8,724,533
Long-term capital gains	8,094,271	7,083,255
Total	$13,917,232	$15,807,788

	CornerCap Large/Mid-Cap Value Fund
Distributions Paid From:	2019	2018
Ordinary Income	$1,056,093	$1,535,980
Long-term capital gains	1,013,218	542,434
Total	$2,069,311	$2,078,414

Equalization debits not included in the distribution for the CornerCap Small-Cap Value Fund were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2019	$–	$195,240	$195,240

As of March 31, 2019, the components of distributable earnings on a tax basis were as follows:

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Undistributed ordinary income	$368,612	$–	$161,455
Undistributed long-term gain	376,827	–	418,969
Capital and other losses	–	(4,851,568)	–
Net unrealized appreciation on investments	1,007,029	1,083,859	1,138,948
Total	$1,752,468	$(3,767,709)	$1,719,372

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, real estate investment trust investments and return of capital on equity securities.

As of March 31, 2019, the Funds had no capital loss carryforwards to reduce the Fund’s taxable income arising from future net realized gains on investments.

Semi-Annual Report | September 30, 2019	41

Notes to Financial Statements

September 30, 2019 (Unaudited)

For tax purposes, the prior year post-October loss deferral was $4,851,568 (realized during the period November 1, 2018 through March 31, 2019) for CornerCap Small-Cap Value Fund. This loss was recognized for tax purposes on the first business day of the Fund’s current fiscal year, April 1, 2019.

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as of September 30, 2019, were as follows:

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Gross Unrealized Appreciation	$2,090,838	$10,234,909	$2,889,126
Gross Unrealized Depreciation	(1,076,613)	(6,478,946)	(1,884,015)
Net Unrealized Appreciation	$1,014,225	$3,755,963	$1,005,111
Cost of investments for income tax purposes	$29,939,329	$116,664,628	$33,303,683

5. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS

A. Each of the Funds has an Investment Advisory Agreement with CornerCap Investment Counsel (the “Adviser”), pursuant to which the Adviser receives an Advisory Fee from the Fund, computed daily and payable monthly, at an annual rate of 0.90% of the Fund’s average daily net assets. Under the terms of each Advisory Agreement, the Adviser manages the Fund’s investments subject to the approval of the Board of Trustees. The amount of expenses paid to the Adviser are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.

In addition, each Fund and the Adviser have entered into an Operating Services Agreement whereby the Adviser receives an Operating Services Fee, computed daily and payable monthly, at an annual rate of 0.30%, 0.40%, 0.10% and 0.40% of the average daily net assets of the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund - Investor Shares, CornerCap Small-Cap Value Fund - Institutional Shares and CornerCap Large/Mid-Cap Value Fund, respectively. The amounts of expenses paid to the Adviser as Operating Services Fees are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.

The Adviser has contractually agreed to waive fees and reimburse each of the Funds so as to limit each Fund’s “Total Annual Fund Operating Expenses” (exclusive of all taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) as reflected in the following table:

Fund	Total Annual Fund Operating Expense Limitation
CornerCap Balanced Fund	1.00%
CornerCap Small-Cap Value Fund - Investor Shares	1.30%
CornerCap Large/Mid-Cap Value Fund	1.00%

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Notes to Financial Statements

September 30, 2019 (Unaudited)

The contractual agreements cannot be terminated prior to August 1, 2020, without the Board of Trustees’ approval. For the period ended September 30, 2019 the Adviser waived fees and reimbursed expenses for the CornerCap Balanced Fund and CornerCap Large/Mid-Cap Value Fund of $33,612 and $53,517, respectively. These fees are not subject to recoupment by the Adviser.

B. The Funds and the Adviser have entered into the following agreements whereby the Adviser pays any associated fees from the Operating Services Fees it receives from the Funds to Fund operational service providers pursuant to the following agreements:

1) Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services) (“Apex”) provides fund accounting, fund administration services and transfer agency services to each Fund. Pursuant to an Apex services agreement, the Adviser pays Apex customary fees for its services from the Operating Services Fee it receives from the Funds. Apex also provides certain shareholder report production, and EDGAR conversion and filing services;

2) Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Apex or their affiliates.

In addition, the Adviser pays all other operating expenses of each Fund, as outlined in the Operating Services Agreement.

Certain trustees and officers of the Funds are also directors and officers of the Adviser.

6. PURCHASES AND SALES OF SECURITIES

Investment transactions for the six months ended September 30, 2019, excluding U.S. Government and Agency securities and short-term investments, were as follows:

	Purchases	Sales
CornerCap Balanced Fund	$8,320,059	$11,953,868
CornerCap Small-Cap Value Fund	74,867,236	75,967,891
CornerCap Large/Mid-Cap Value Fund	16,050,337	18,063,049

Investment transactions in U.S. Government and Agency securities for the period ended September 30, 2019, were as follows:

	Purchases	Sales
CornerCap Balanced Fund	$–	$295,066

Semi-Annual Report | September 30, 2019	43

Notes to Financial Statements

September 30, 2019 (Unaudited)

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2019, Charles Schwab & Co. held approximately 55.77%, 74.85% and 70.31% of the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund, and CornerCap Large/Mid-Cap Value Fund, respectively. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. SUBSEQUENT EVENTS

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Funds have had no such events.

44	www.cornercapfunds.com

Additional Information

September 30, 2019 (Unaudited)

1.	PROXY VOTING POLICY

A copy of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Funds toll-free at (888) 813-8637 or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, upon request, by calling the Funds toll-free at (888) 813-8637 and on the SEC’s website at http://www.sec.gov.

2.	AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Each of the Funds files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. If any of the Funds make the information on Form N-Q available to shareholders on its website or upon request, the information may be obtained by calling the Funds toll-free at (888) 813-8637.

3.	COMPENSATION OF TRUSTEES

No interested Trustee, officer, or employee of the Funds receives any compensation from the Funds or Adviser for serving as an officer or Trustee of the Funds. Each Independent Trustee receives $5,000 for each Trustees meeting attended in-person and $3,000 for each Trustees meeting attended by telephone. Members of the Audit Committee are paid $1,500 per Audit Committee meeting, and the Audit Committee Chairman is paid $3,000 per Audit Committee meeting. The Audit Committee will normally meet twice a year. Independent Trustee and Audit Committee compensation is paid by the Adviser.

4.	RENEWAL OF THE INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 requires that the Board of Trustees of the Funds (the “Board”), including all of the Trustees who are not “interested persons” of the Funds (“Independent Trustees”), annually review the Funds’ investment advisory agreements with the Adviser (the “Agreements”) and consider whether or not to re-approve them for an additional year. At its meeting on May 9, 2019, the Board, including the Independent Trustees, conducted such a review and approved the continuation of the Funds’ Agreements. Andrew B. Sachs, of Kilpatrick Townsend & Stockton LLP and Counsel to the Funds, directed the Board to a memorandum prepared by Counsel that summarized the trustees’ fiduciary duties and responsibilities in reviewing and approving the Agreements. Counsel discussed with the Trustees the types of information that should be reviewed by the Board and their responsibilities in making an informed decision regarding the approval of the continuance of the Agreements. Thomas E. Quinn, Chief Executive Officer of the Adviser, then reviewed with the Board a memorandum from the Adviser addressed to the Trustees that provided information regarding the Adviser and its business (the “Memorandum”). In deciding on whether to approve the continuation of the Agreements, the Board considered numerous factors, including:

Semi-Annual Report | September 30, 2019	45

Additional Information

September 30, 2019 (Unaudited)

(i)          The Nature, Extent and Quality of the Services Provided by the Adviser. In this regard, the Board considered the responsibilities CornerCap would have under each of the Agreements. The Board reviewed the operating and investment advisory services provided by CornerCap to each Fund, including, without limitation, its investment advisory services since the Fund’s inception, its coordination of services for the Fund among the Fund’s service providers, its compliance procedures and practices, its efforts to promote the Funds and assist in their distribution and its provision of officers for the Trust. After reviewing the foregoing information and further information in the Adviser Memorandum, the Board concluded that the nature, extent and quality of the services provided by CornerCap were satisfactory and adequate for each of the Funds.

(ii)         The Investment Performance of the Funds and the Adviser. In this regard, the Board compared the performance of each Fund with the performance of its benchmark index, comparable funds with similar objectives and size managed by other investment advisers and comparable peer group indices. The Board also considered the consistency of CornerCap’s management of the Funds with the Funds’ investment objectives and policies. Specifically, the Board determined that the CornerCap Small-Cap Value Fund underperformed its benchmark index over the one and three-year periods ended March 31, 2019, while the Fund outperformed its benchmark index during the five-year period ended March 31, 2019, and the Fund outperformed the median of its Morningstar peer group over the one, three and five-year periods ended March 31, 2019. The Board further determined that the CornerCap Large/Mid Cap Value Fund and the CornerCap Balanced Fund underperformed their particular benchmark indexes, and the median of their respective Morningstar peer groups, during the same periods. After reviewing the Funds’ short-term and long-term investment performance, CornerCap’s experience managing the Funds, CornerCap’s historical investment performance and other factors, the Board concluded that the investment performance of each Fund and CornerCap was satisfactory.

(iii)        The Costs of the Services to be Provided and Profits to be Realized by the Adviser and its Affiliates from the Relationship with the Funds. In this regard, the Board considered CornerCap’s staffing, personnel and management of the Funds; CornerCap’s compliance policies and procedures; the financial condition of CornerCap and the level of commitment to the Funds and CornerCap by the principals of CornerCap; the asset levels of the Funds; and the overall fees and expenses of the Funds, including each Fund’s advisory fee. The Board also considered CornerCap’s past and future expected profitability with respect to the Funds. The Board then reviewed the fees and expenses of each Fund, and compared them to other funds similar in terms of the type of fund, the style of investment management, the size of the fund and the nature of the fund’s investment strategy, among other factors. Specifically, the Board determined that each Fund’s net expense ratio and advisory fee was higher than the median of their respective Morningstar peer groups. The Board also considered fees charged by CornerCap to its other clients, noting that these fees are typically lower than the fees charged to the Funds; however, the Board also recognized the additional regulatory, operating and other services provided to the Funds by CornerCap. The Board also considered that in 2016 CornerCap lowered its operating service fees for the CornerCap Small-Cap Value Fund and the CornerCap Large/Mid-Cap Value Fund and lowered the expense caps for the CornerCap Balanced Fund and the CornerCap Large/Mid-Cap Value Fund, as CornerCap continued to limit certain Fund operating expenses through an expense limitation agreement. Following these comparisons and considerations and upon further discussion of the foregoing, the Board concluded that the fees to be paid to CornerCap by each Fund under the Agreements are appropriate and within the range of what would have been negotiated at arm’s length.

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Additional Information

September 30, 2019 (Unaudited)

(iv)        The Extent to Which Economies of Scale Would be Realized as the Funds Grow and Whether Advisory Fee Levels Reflect These Economies of Scale for the Benefit of the Funds’ Investors. Following discussion of the Funds’ asset levels, expectations for growth, levels of fees, past adjustments to fees and expense limitation agreements, and the Adviser’s continuing commitment to competitive fees, the Board determined that each Fund’s fee arrangement provided appropriate opportunities for savings and protection for shareholders given the Funds’ current asset levels.

(v)         Ancillary Benefits to the Adviser. The Board considered other benefits received by CornerCap from management of the Funds, such as soft dollar credits in connection with some portfolio transactions for the Funds, and CornerCap’s ability to place accounts in the Funds that are too small for CornerCap’s separate account services. The Board also considered that publicity of the Funds may benefit the Adviser’s other business lines.

After full consideration of the above factors as well as other factors, the Board unanimously approved the continuance and renewal of each of the Agreements.

5.	TRUSTEES AND OFFICERS

The business affairs of the Funds are managed under the direction of the Funds’ Board of Trustees in accordance with the laws of the State of Massachusetts. Information pertaining to the Trustees and Officers of the Funds are set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as “Interested Trustees”. The Funds’ Statement of Additional Information includes additional information about the trustees and is available upon request by calling toll-free 1-888-813-8637.

INTERESTED TRUSTEES

Name, Address and Year of Birth	Position with the Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/Directorships by Trustee
Thomas E. Quinn The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1945	Trustee, Chairman of the Board, President, Chief Financial Officer, and Treasurer since 1992	3	Chief Executive Officer, CornerCap Investment Counsel; Vice-Chairman, Church Investment Group (non-profit) (2013-present).	None

Semi-Annual Report | September 30, 2019	47

Additional Information

September 30, 2019 (Unaudited)

INDEPENDENT TRUSTEES

Name, Address* and Year of Birth	Position with the Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/Directorships by Trustee
Richard L. Boger Born: 1946	Trustee since 1992	3	President & CEO, Lex-Tek International, Inc. (a financial services and software consulting company), (1991-present); Managing Trustee, Boger-Owen FNDN (2012-present); Business Manager, Owen Holdings, LLLP (2003-2013); Heathland Holdings, LLP, and General Partner, Shawnee Meadow Holdings, LLLP (real estate and related companies) (2004-present).	Director, Gray Television, Inc. since 1991.
Laurin M. McSwain Born: 1951	Trustee since 1994	3	Attorney, Lefkoff, Duncan, Grimes, McSwain & Hass, (2003-present).	None
Leslie W. Gates Born: 1955	Trustee since 2006	3	Retired, 2005. Partner, Williams Benator & Libby, LLP (CPA firm) (1989-2004).	None
G. Harry Durity Born: 1946	Trustee 1992-2004, since 2010	3	Senior Advisor, Consultant, New Mountain Capital, LLC (asset management company) (2005-present); Director, Overland Solutions, Inc. (audit services) (2009-2014); Director, Alexander Mann Solutions (Private company) (2014-present).	Former Director, National Medical Health Card; Former Director, WebSite Pros, Inc.
*	All Independent Trustees can be contacted via the Funds at:

P.O. Box 588, Portland, ME 04112.

OFFICERS

Name, Address and Year of Birth	Position with the Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/Directorships by Trustee
Richard T. Bean The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1962	Vice President of the Funds since 1996	N/A	Vice President of the Funds and Portfolio Manager, CornerCap Investment Counsel.	N/A
John A. Hackney The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1966	Chief Compliance Officer since 2004 and Secretary of the Funds since 1999	N/A	Chief Compliance Officer, CornerCap Investment Counsel.	Chief Compliance Officer, Church Investment Group (non-profit)
J. Cannon Carr, Jr. The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1967	Vice President of the Funds since 2019	N/A	Chief Investment Officer, CornerCap Investment Counsel.	N/A

48	www.cornercapfunds.com

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of the report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Note applicable.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibits filed herewith).

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant CornerCap Group of Funds

By /s/ Thomas E. Quinn
Thomas E. Quinn
President

Date November 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Thomas E. Quinn
Thomas E. Quinn
President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date November 20, 2019